Long-term debt (Details) (Formula) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Current portion of long-term debt	CAD 1,442	CAD 544
Total non-current portion of long-term debt	8,985	7,828
Total	CAD 10,427	CAD 8,372